Commitments and contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 16 — Commitments and contingencies

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and unasserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in aggregate, are not deemed to be material to the condensed consolidated financial statements.

Legal proceedings

In April 2023, Joyous JD Limited and the Company filed suit in the New York Supreme Court New York County against Yolanda Asset Management Corporation, the sponsor of Venus Acquisition Corporation. Joyous JD Limited was a backstop investor of the Company prior to the closing of the Business Combination. In the lawsuit, Joyous JD Limited and the Company has alleged the following claims:

1. Breach of certain agreements concerning Joyous JD Limited’s investment in Yolanda and Venus Acquisition Corporation, and:

2. Misuse of Form S-4 by Venus Acquisition Corporation under the direction of the Sponsor, resulting in the withdrawal of the Form S-4. The Company has initiated lawsuit seeking damages.

The Court has accepted the complaint filed by Joyous JD Limited and the Company. The Company cannot guarantee the outcome of the lawsuit, the final ruling of the court shall prevail.